Deferred Tax Assets and Liabilities - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 517	$ 531
Deferred tax liabilities	1,381	$ 204
Financial assets measured at fair value through other comprehensive income, category
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	877
Financial assets at fair value through profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (income) recognised in profit or loss	$ 342